Expense Example - AB SUSTAINABLE GLOBAL THEMATIC FUND, INC.	Jun. 30, 2026 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 527
Expense Example, with Redemption, 3 Years	742
Expense Example, with Redemption, 5 Years	975
Expense Example, with Redemption, 10 Years	1,642
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	282	[1]
Expense Example, with Redemption, 3 Years	565
Expense Example, with Redemption, 5 Years	974
Expense Example, with Redemption, 10 Years	1,915
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	81
Expense Example, with Redemption, 3 Years	252
Expense Example, with Redemption, 5 Years	439
Expense Example, with Redemption, 10 Years	978
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	80
Expense Example, with Redemption, 3 Years	251
Expense Example, with Redemption, 5 Years	438
Expense Example, with Redemption, 10 Years	977
Class Z
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	74
Expense Example, with Redemption, 3 Years	232
Expense Example, with Redemption, 5 Years	405
Expense Example, with Redemption, 10 Years	$ 906

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.